iVoiceIdeas, Inc.- Statements of Cash Flows (USD $)	12 Months Ended		117 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities
Net income (loss) from operations	$ (93,943)	$ (21,401)	$ (121,021)
Net gain (loss)	(93,943)	(21,401)	(121,021)
Net cash used by operating activities	(93,943)	(21,401)	(121,021)
Cash Flows from Investing Activities
Purchase of investment option		(10,000)
Loss on Investment option			(10,000)
Capitalized intangible property	(44,875)	(38,500)	(83,375)
Net cash provided (used) by investing activities	(44,875)	(48,500)	(93,375)
Cash Flows From Financing Activities
Common Stock Repurchase	(210,000)		(210,000)
Net proceeds from stock issuance for IP acquisition			500
Net proceeds from sale of common stock	110,000	20,000	230,000
Net proceeds from sale of Series A Preferred Stock	225,000		225,000
Net cash provided from financing activities	125,000	20,000	245,500
NET (INCREASE) DECREASE IN CASH	(13,818)	(49,900)	31,104
CASH, BEGINNING OF PERIOD	44,922	94,822
CASH, END OF PERIOD	$ 31,104	$ 44,922	$ 31,104